Inventories (Details) - Schedule of inventories - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 487,435	$ 786,082
Work in process
Finished goods	1,139,525	603,479
Total	$ 1,626,960	$ 1,389,561